Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 27, 2009	$ 111,210	$ 2,759	$ 24,253	$ (117,703)	$ 171,732	$ 192,251
Balance, shares (in Shares) at Dec. 27, 2009	22,241,959
Net loss					(22,638)	(22,638)
Unrealized gain on derivative contracts				7,463		7,463
Pension and postretirement				(16,559)		(16,559)
Exercise of stock options	460		(262)			198
Exercise of stock options, shares (in Shares)	92,085
Performance accelerated restricted stock	779		(779)		34	34
Performance accelerated restricted stock, shares (in Shares)	155,886
Stock-based compensation			3,154			3,154
Other	20	(16)	15			19
Other, shares (in Shares)	3,948
Balance at Dec. 26, 2010	112,469	2,743	26,381	(126,799)	149,128	163,922
Balance, shares (in Shares) at Dec. 26, 2010	22,493,878
Net loss					(74,322)	(74,322)
Unrealized gain on derivative contracts				2,228		2,228
Pension and postretirement				(60,545)		(60,545)
Exercise of stock options	111		(63)			48
Exercise of stock options, shares (in Shares)	22,132
Issuance of stock to director upon retirement	548		94			642
Issuance of stock to director upon retirement (in Shares)	109,602
Performance accelerated restricted stock	(389)		271		65	(53)
Performance accelerated restricted stock, shares (in Shares)	(77,732)
Stock-based compensation			2,117			2,117
Other	5		(89)			(84)
Other, shares (in Shares)	861
Balance at Dec. 25, 2011	112,744	2,743	28,711	(185,116)	74,871	33,953
Balance, shares (in Shares) at Dec. 25, 2011	22,548,741
Net loss					(193,417)	(193,417)
Pension and postretirement				(34,540)		(34,540)
Exercise of stock options	433		(246)			187
Exercise of stock options, shares (in Shares)	86,663
Performance accelerated restricted stock	(334)		241		135	42
Performance accelerated restricted stock, shares (in Shares)	(66,927)
Stock-based compensation			574			574
Common stock warrants	23,231		(6,273)			16,958
Common stock warrants (in Shares)	4,646,220
Other	2		17			19
Other, shares (in Shares)	420
Balance at Dec. 31, 2012	$ 136,076	$ 2,743	$ 23,024	$ (219,656)	$ (118,411)	$ (176,224)
Balance, shares (in Shares) at Dec. 31, 2012	27,215,117